December 1, 2016

VIA EDGAR CORRESPONDENCE

Alberto Zapata

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Thrivent Mutual Funds, 1933 Act File No. 33-12911 Post-Effective Amendment No. 85 to the Form N-1A Registration Statement

Mr. Zapata:

Attached please find Post-Effective Amendment No. 85 to the registration statement of Thrivent Mutual Funds (the “Registrant”) on Form N-1A, filed in accordance with Rule 485(a) under the Securities Act of 1933. The Amendment is being filed in order to add two series to the Registrant: Thrivent Low Volatility Equity Fund and Thrivent Multidimensional Income Fund. Please note that the two new series will be combined into a prospectus with the other series of the Registrant.

If you have any comments, please feel free to contact me at (612) 844-4198.

Thank you,

/s/ Michael W. Kremenak

Michael W. Kremenak